Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Schedule of Accounts Receivable

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
Accounts receivable	81,550	61,728	9,216
Less: allowance for doubtful accounts	(37,690)	(26,590)	(3,970)

Total accounts receivable, net	43,860	35,138	5,246

Schedule of Movement in Allowance for Doubtful Accounts
The following table presents the movement in the allowance for doubtful accounts:

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
Balance at beginning of the period	43,820	37,690	5,627
Provisions/(reversals)	(246)	1,669	249
Write-offs	(5,884)	(12,769)	(1,906)

Balance at end of the period	37,690	26,590	3,970